Biological Assets - Changes in Carrying Value of Biological Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in biological assets [abstract]
Opening balance	$ 20,250	$ 18,157
Production costs capitalized	79,620	49,249
Biological assets acquired through business combinations (Note 13)	232	0
Sale of biological assets	(387)	0
Foreign currency translation	(1,233)	0
Changes in fair value less cost to sell due to biological transformation	118,671	109,178
Transferred to inventory upon harvest	(193,326)	(156,334)
Balance, June 30, 2022	$ 23,827	$ 20,250